Aggregate Annual Maturities of Long-Term Debt Outstanding (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt and Capital Lease Obligations, Including Current Maturities [Abstract]
2016	¥ 662
2017	452
2018	281
2019	121
2020	27
Thereafter	0
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	¥ 1,543	¥ 2,163